SCHEDULE OF INVESTMENTS July 31, 2019 Unaudited

		Principal Amount	Value
Foreign Government Obligations—80.5%
Argentina—1.9%
Argentine Republic:
0.00% Unsec. Nts. , 4/30/20[1]	ARS	81,500,000$	2,145,373
0.00% Unsec. Nts. , 7/31/20[1]	ARS	36,100,000	809,022
5.625% Sr. Unsec. Nts. , 1/26/22		1,195,000	1,034,870
13.085% Unsec. Nts. , 2/28/20[1]	ARS	3,700,000	84,816
15.50% Sr. Unsec. Nts. , 10/17/26	ARS	4,000,000	60,899
18.20% Unsec. Nts. , 10/3/21	ARS	3,195,000	47,136
53.531% [BADLARPP+325] Unsec. Nts. , 3/1/20[2]	ARS	19,280,000	416,548
			4,598,664

Brazil—5.7%
Federative Republic of Brazil:
10.00% Unsec. Nts. , 1/1/21	BRL	6,770,000	1,875,916
10.00% Unsec. Nts. , 1/1/23	BRL	18,000,000	5,219,200
10.00% Unsec. Nts. , 1/1/25	BRL	4,000,000	1,192,190
10.00% Unsec. Nts. , 1/1/29	BRL	3,900,000	1,206,637
13.288% Unsec. Nts. , 8/15/50[7]	BRL	750,000	901,840
16.666% Unsec. Nts. , 8/15/22[7]	BRL	1,130,000	1,054,567
18.447% Unsec. Nts. , 5/15/45[7]	BRL	2,280,000	2,656,096
			14,106,446

Chile—3.2%
Republic of Chile:
4.00% Unsec. Nts. , 3/1/23[3]	CLP	2,100,000,000	3,151,098
4.50% Bonds, 3/1/26	CLP	400,000,000	631,439
4.70% Unsec. Nts. , 9/1/30[3]	CLP	2,465,000,000	4,111,995
			7,894,532

Colombia—10.3%
Republic of Colombia:
Series B, 6.25% Bonds, 11/26/25	COP	25,900,000,000	8,233,395
Series B, 7.00% Bonds, 5/4/22	COP	26,330,000,000	8,495,932
Series B, 7.50% Bonds, 8/26/26	COP	4,510,000,000	1,529,188
Series B, 10.00% Bonds, 7/24/24	COP	19,721,000,000	7,279,423
			25,537,938

Dominican Republic—1.2%
Dominican Republic, 9.75% Sr. Unsec. Nts. , 6/5/26[3]	DOP	146,700,000	2,998,033

Egpyt—0.7%
Arab Republic of Egypt, 16.00% Unsec. Nts. , 6/11/22	EGP	30,000,000	1,824,477

Egypt—1.1%
Arab Republic of Egypt:
16.30% Bonds, 1/1/23	EGP	6,800,000	419,071
Series 3YR, 15.00% Bonds, 10/3/20	EGP	19,100,000	1,131,965

1	INVESCO OPPENHEIMER EMERGING MARKETS LOCAL DEBT FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
Egypt (Continued)
Arab Republic of Egypt: (Continued)
Series 3YR, 16.00% Unsec. Nts. , 12/12/20	EGP	20,000,000$	1,197,644
			2,748,680

Hungary—3.6%
Hungary:
Series 20/A, 7.50% Bonds, 11/12/20	HUF	1,010,000,000	3,757,068
Series 25/B, 5.50% Bonds, 6/24/25	HUF	983,000,000	4,098,717
Series 27/A, 3.00% Bonds, 10/27/27	HUF	285,000,000	1,055,450
			8,911,235

India—2.6%
Republic of India:
7.17% Sr. Unsec. Nts. , 1/8/28	INR	130,000,000	1,962,143
7.72% Sr. Unsec. Nts. , 5/25/25	INR	40,000,000	614,320
8.20% Sr. Unsec. Nts. , 9/24/25	INR	70,000,000	1,096,634
State of Gujarat, 7.52% Sr. Unsec. Nts. , 5/24/27	INR	60,000,000	897,262
State of Maharastra:
7.99% Sr. Unsec. Nts. , 10/28/25	INR	30,000,000	458,955
8.06% Sr. Unsec. Nts. , 2/11/25	INR	50,000,000	763,294
State of Tamilnadu, 8.01% Sr. Unsec. Nts. , 5/11/26	INR	50,000,000	770,316
			6,562,924

Indonesia—11.6%
Republic of Indonesia:
8.125% Sr. Unsec. Nts. , 5/15/24	IDR	24,000,000,000	1,808,227
8.25% Sr. Unsec. Nts. , 5/15/29	IDR	22,000,000,000	1,670,145
Series FR59, 7.00% Sr. Unsec. Nts. , 5/15/27	IDR	52,000,000,000	3,681,957
Series FR64, 6.125% Sr. Unsec. Nts. , 5/15/28	IDR	110,000,000,000	7,254,883
Series FR71, 9.00% Sr. Unsec. Nts. , 3/15/29	IDR	38,780,000,000	3,062,367
Series FR72, 8.25% Sr. Unsec. Nts. , 5/15/36	IDR	56,330,000,000	4,226,458
Series FR73, 8.75% Sr. Unsec. Nts. , 5/15/31	IDR	91,780,000,000	7,183,355
			28,887,392

Malaysia—3.8%
Federation of Malaysia:
Series 0115, 3.955% Sr. Unsec. Nts. , 9/15/25	MYR	11,000,000	2,724,529
Series 0217, 4.045% Sr. Unsec. Nts. , 8/15/24	MYR	5,000,000	1,243,605
Series 0902, 4.378% Sr. Unsec. Nts. , 11/29/19	MYR	22,785,000	5,544,304
			9,512,438

Mexico—4.2%
United Mexican States:
Series M, 8.00% Bonds, 6/11/20	MXN	18,300,000	957,506
Series M, 8.00% Sr. Unsec. Nts. , 12/7/23	MXN	123,580,000	6,618,684
Series M20, 10.00% Bonds, 12/5/24	MXN	51,000,000	2,980,044
			10,556,234

2	INVESCO OPPENHEIMER EMERGING MARKETS LOCAL DEBT FUND

		Principal Amount	Value
Peru—3.5%
Republic of Peru:
5.40% Sr. Unsec. Nts. , 8/12/34[3]	PEN	460,000$	148,711
5.94% Sr. Unsec. Nts. , 2/12/29[3]	PEN	3,100,000	1,049,563
6.35% Sr. Unsec. Nts. , 8/12/28[3]	PEN	12,105,000	4,203,701
6.90% Sr. Unsec. Nts. , 8/12/37[3]	PEN	8,100,000	2,993,558
6.95% Sr. Unsec. Nts. , 8/12/31[3]	PEN	710,000	260,052
			8,655,585

Poland—5.3%
Republic of Poland:
Series 0123, 2.50% Bonds, 1/25/23	PLN	33,000,000	8,731,150
Series 0922, 5.75% Bonds, 9/23/22	PLN	15,500,000	4,492,898
			13,224,048

Russia—4.4%
Russian Federation:
7.25% Bonds, 5/10/34	RUB	405,000,000	6,302,658
Series 6211, 7.00% Bonds, 1/25/23	RUB	290,800,000	4,578,692
			10,881,350

South Africa—7.7%
Republic of South Africa:
Series 2023, 7.75% Sr. Unsec. Nts. , 2/28/23	ZAR	31,900,000	2,243,925
Series 2030, 8.00% Sr. Unsec. Nts. , 1/31/30	ZAR	56,500,000	3,681,026
Series 2032, 8.25% Sr. Unsec. Nts. , 3/31/32	ZAR	12,000,000	769,708
Series 2037, 8.50% Sr. Unsec. Nts. , 1/31/37	ZAR	125,700,000	7,870,859
Series 2048, 8.75% Sr. Unsec. Nts. , 2/28/48	ZAR	52,000,000	3,215,254
Series R214, 6.50% Sr. Unsec. Nts. , 2/28/41	ZAR	27,000,000	1,318,965
			19,099,737

Thailand—6.5%
Kingdom of Thailand:
2.125% Sr. Unsec. Nts. , 12/17/26	THB	218,400,000	7,268,056
2.40% Sr. Unsec. Nts. , 12/17/23	THB	146,800,000	4,911,826
3.30% Sr. Unsec. Nts. , 6/17/38	THB	100,000,000	3,900,424
			16,080,306

Turkey—3.2%
Republic of Turkey:
8.50% Bonds, 9/14/22	TRY	8,000,000	1,205,519
10.70% Bonds, 2/17/21	TRY	17,830,000	2,988,386
12.20% Bonds, 1/18/23	TRY	22,690,000	3,752,530
			7,946,435
Total Foreign Government Obligations (Cost $205,045,895)			200,026,454

Corporate Bonds and Notes—7.5%
Agile Group Holdings Ltd. , 9.00% Sr. Sec. Nts. , 5/21/20[3]		1,000,000	1,027,333
America Movil SAB de CV:
6.45% Sr. Unsec. Nts. , 12/5/22	MXN	46,000,000	2,286,204

3	INVESCO OPPENHEIMER EMERGING MARKETS LOCAL DEBT FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

							Principal Amount	Value
Corporate Bonds and Notes (Continued)
America Movil SAB de CV: (Continued)
7.125% Sr. Unsec. Nts. , 12/9/24					MXN		24,000,000$	1,193,942
Banco Santander SA, 5.25% [EUSA5+499.9] Jr. Sub.
Perpetual Bonds[2,3,4]					EUR		1,010,000	1,147,810
Empresas Publicas de Medellin ESP, 8.375% Sr. Unsec. Nts.,
2/1/21[3]					COP		214,000,000	67,725
Eskom Holdings SOC Ltd. , 10.00% Sr. Sec. Nts. , 1/25/23					ZAR		11,000,000	799,929
European Bank for Reconstruction & Development, 6.85% Sr.
Unsec. Nts. , 6/21/21					IDR		6,500,000,000	462,956
Indian Railway Finance Corp. Ltd. , 8.25% Sr. Sec. Nts.,
2/28/24					INR		170,000,000	2,578,859
International Finance Corp. , 16.721% Sr. Unsec. Nts.,
2/15/29[1,3]					TRY		7,300,000	383,561
Jasa Marga Persero Tbk PT, 7.50% Sr. Unsec. Nts. , 12/11/20[3]					IDR		4,400,000,000	308,199
National Bank for Agriculture & Rural Development, 8.60%
Sr. Unsec. Nts. , 1/31/22					INR		170,000,000	2,550,822
Petroleos Mexicanos:
7.19% Sr. Sec. Nts. , 9/12/24					MXN		16,000,000	695,062
7.19% Sr. Sec. Nts. , 9/12/24[3]					MXN		38,000,000	1,650,773
7.65% Sr. Sec. Nts. , 11/24/21					MXN		16,000,000	797,339
Red de Carreteras de Occidente SAPIB de CV, 9.00% Sr. Sec.
Nts. , 6/10/28[3]					MXN		2,300,000	118,818
Reliance Industries Ltd. , 7.17% Unsec. Nts. , 11/8/22					INR		170,000,000	2,536,328
YPF SA, 16.50% Sr. Unsec. Nts. , 5/9/22[3]					ARS		7,670,200	103,970
Total Corporate Bonds and Notes (Cost $19,921,255)								18,709,630

Short-Term Notes—3.0%
Arab Republic of Egypt Treasury Bills:
16.866%, 10/22/19[1]					EGP		15,000,000	878,943
17.252%, 9/17/19[1]					EGP		67,100,000	4,000,256
Argentine Republic Treasury Bills, 4.365%, 5/29/20[1]					ARS		36,200,000	790,153
Federal Republic of Nigeria Treasury Bills, 13.074%, 4/23/20[1]					NGN		324,000,000	824,004
United States Treasury Bills, 2.201%, 9/19/19[1]							1,000,000	997,350
Total Short-Term Notes (Cost $7,271,046)								7,490,706
					Notional
	Counter-		Exercise Expiration		Amount		Contracts
	party		Price	Date	(000	's)	(000's)
Over-the-Counter Options Purchased—0.3%
							BRL
BRL Currency
Call[5]	JPM	BRL	3.354	9/25/19	BRL 100		100	33
							BRL
BRL Currency
Call[5]	GSCO-OT	BRL	3.400	12/10/19	BRL 188		188	6,536
							BRL
BRL Currency
Call[5]	GSCO-OT	BRL	3.432	3/27/20	BRL 320		320	59,433
							EUR
EUR Currency
Call[5]	JPM	USD	1.173	8/14/19 EUR 44,400			44,400	13

4	INVESCO OPPENHEIMER EMERGING MARKETS LOCAL DEBT FUND

					Notional
	Counter-		Exercise Expiration		Amount		Contracts
	party		Price	Date	(000	’s)	(000	’s)	Value
Over-the-Counter Options Purchased (Continued)
							EUR
EUR Currency
Call[5]	CITNA-B	USD	1.178	10/3/19 EUR 44,100			44,100		$8,367
							EUR
EUR Currency
Put[5]	JPM	INR	79.080	7/15/20	EUR 8,920		8,920		129,694
							EUR
EUR Currency
Call[5]	BOA	USD	1.170	10/31/19 EUR 47,700			47,700		76,626
							IDR
IDR Currency					IDR
Call[5]	JPM	IDR	13885.000	1/20/20	82,737,700		82,737,700		27,303
MXN							MXN
Currency
Call[5,8]	CITNA-B	MXN	18.000	10/23/19	MXN 350		350		12,954
							MXN
MXN					MXN
Currency Call[5] CITNA-B		MXN	18.585	1/9/20	554,050		554,050		183,601
							RUB
RUB Currecny					RUB
Call[5]	GSCO-OT	RUB	60.000	12/18/19	382,900		382,900		9,044
							RUB
RUB Currency
Call[5]	GSCO-OT	RUB	57.300	3/30/20	RUB 320		320		17,995
							RUB
RUB Currency					RUB
Call[5]	GSCO-OT	RUB	62.000	4/8/20	790,000		790,000		123,746
							USD
S&P 500
Index Put[5]	BOA	USD	2632.590	2/21/20	USD 1,505		1		26,658
							USD
S&P 500
Index Put Put[5]	JPM	USD	2650.000	9/30/19	USD 9,768		4		41,335
Total Over-the-Counter Options Purchased (Cost $1,307,491)									723,338

							Shares
Investment Company—7.8%
Invesco Oppenheimer Institutional Government Money Market Fund,
2.29%[6] (Cost $19,448,395)							19,448,395		19,448,395
Total Investments, at Value (Cost $252,994,082)							99.1%		246,398,523
Net Other Assets (Liabilities)							0.9		2,129,635
Net Assets							100.0%		$248,528,158

Footnotes to Statement of Investments
1. Zero coupon bond reflects effective yield on the original acquisition date.
2. Represents the current interest rate for a variable or increasing rate security, which may be fixed for a predetermined period.  The interest rate is, or will be as of an established date, determined as [Referenced Rate +
Basis-point spread].

5	INVESCO OPPENHEIMER EMERGING MARKETS LOCAL DEBT FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)
3. Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the
1933 Act, typically to qualified institutional buyers.The aggregate value of these securities at July 31, 2019 was
$23,724,900, which represented 9.55% of the Fund’s Net Assets.
4. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
5. Non-income producing security.
6. The money market fund and the Fund are affiliated by having the same investment adviser.The rate shown is the
7-day SEC standardized yield as of July 31, 2019.
7. Denotes an inflation-indexed security: coupon or principal are indexed to a consumer price index.
8. One-Touch Binary option becomes eligible for exercise if at any time spot rates are less than or equal to 18 MXN per 1 USD.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings					Value		Percent
Indonesia					$29,222,894		11.9%
Colombia					25,605,663		10.4
United States					20,897,298			8.5
South Africa					19,899,666			8.1
Mexico					17,494,926			7.1
Thailand					16,080,306			6.5
India					14,228,933			5.8
Brazil					14,172,448			5.7
Poland					13,224,048			5.4
Russia					11,032,136			4.5
Malaysia					9,512,438			3.9
Hungary					8,911,235			3.6
Peru					8,655,585			3.5
Turkey					7,946,435			3.2
Chile					7,894,532			3.2
Egypt					7,627,879			3.1
Argentina					5,492,787			2.2
Dominican Republic					2,998,033			1.2
Egypt					1,824,477			0.7
Spain					1,147,811			0.5
China					1,027,333			0.4
Nigeria					824,004			0.3
Supranational					462,956			0.2
Eurozone					138,074			0.1
EU					76,626			0.0
Total					$246,398,523		100.0%

Forward Currency Exchange Contracts as of July 31, 2019
Counter	Settlement		Currency	Currency Sold	Unrealized			Unrealized
-party	Month(s)	Purchased (000's)			(000's) Appreciation Depreciation
BAC	08/2019	EUR	2,885	USD	3,278	$	— $	82,842
BOA	08/2019	BRL	42,240	USD	10,965 102,674			—

6	INVESCO OPPENHEIMER EMERGING MARKETS LOCAL DEBT FUND

Forward Currency Exchange Contracts (Continued)
Counter	Settlement		Currency		Currency Sold	Unrealized	Unrealized
-party	Month(s)	Purchased (000’s)			(000’s) Appreciation Depreciation
BOA	08/2019	CLP	257,000	USD	379 $	— $	13,526
BOA	08/2019 - 01/2020	EUR	4,480	USD	5,253	—	228,169
BOA	08/2019	IDR	2,795,000	USD	193	4,882	—
BOA	08/2019 - 01/2020	RUB	429,100	USD	6,657	—	37,544
BOA	08/2019	THB	2,000	USD	65	—	376
BOA	08/2019	USD	1,716	CLP	1,181,400	38,155	—
BOA	08/2019	USD	2,627	COP	8,632,600	—	839
BOA	08/2019	USD	14,208	INR	995,300	—	186,546
BOA	08/2019 - 01/2020	USD	9,986	RUB	661,000	25,419	293,684
BOA	08/2019	USD	7,472	TRY	45,780	—	663,655
BOA	08/2019	ZAR	3,580	USD	255	—	5,900
CITNA-B	09/2019	ARS	8,900	USD	185	2,936	—
CITNA-B	08/2019	BRL	42,610	USD	11,361	—	210,640
CITNA-B	08/2019	CLP	645,640	USD	935	—	17,677
CITNA-B	08/2019	COP	2,694,200	USD	840	—	19,464
CITNA-B	08/2019	CZK	76,610	USD	3,384	—	84,361
CITNA-B	08/2019	EUR	26,515	USD	30,165	—	774,740
CITNA-B	08/2019	HUF	781,900	USD	2,688	—	30,662
CITNA-B	08/2019	IDR	7,035,000	USD	502	—	3,877
CITNA-B	08/2019	ILS	8,350	USD	2,375	5,563	—
CITNA-B	08/2019	MXN	182,368	USD	9,421	63,873	—
CITNA-B	08/2019	PLN	15,140	USD	3,942	—	34,434
CITNA-B	08/2019	RON	19,450	USD	4,641	—	89,370
CITNA-B	08/2019 - 12/2019	RUB	752,287	USD	11,677	64,730	42,003
CITNA-B	08/2019	THB	24,000	USD	777	3,840	—
CITNA-B	08/2019	TRY	18,900	USD	3,153	205,218	—
CITNA-B	08/2019	USD	1,332	ARS	57,960	37,377	—
CITNA-B	08/2019	USD	11,281	BRL	42,240	212,378	—
CITNA-B	08/2019	USD	4,752	COP	15,397,000	64,379	—
CITNA-B	08/2019	USD	57	CZK	1,300	904	—
CITNA-B	08/2019 - 11/2019	USD	19,166	EUR	16,965	321,961	—
CITNA-B	08/2019	USD	1,844	HUF	524,800	61,075	—
CITNA-B	08/2019	USD	3,044	INR	212,500	—	29,701
CITNA-B	08/2019 - 11/2019	USD	14,139	MXN	292,400	—	931,755
CITNA-B	08/2019	USD	453	PEN	1,515	—	4,763
CITNA-B	08/2019 - 12/2019	USD	17,495	RUB	1,112,947	131,116	—
CITNA-B	08/2019	USD	5,282	THB	163,400	—	33,221
CITNA-B	08/2019	USD	245	TRY	1,480	—	18,021
CITNA-B	08/2019	ZAR	22,000	USD	1,573	—	43,453
DEU	08/2019	PLN	2,220	USD	579	—	5,955
DEU	08/2019	USD	1,852	EUR	1,630	46,971	—
GSCO-OT	12/2019	EUR	2,740	USD	3,117	—	48,551
GSCO-OT	09/2019	IDR	36,000,000	USD	2,479	60,407	—
GSCO-OT	08/2019	MYR	8,920	USD	2,136	22,740	—
GSCO-OT	02/2021	RUB	153,100	USD	2,249	—	6,806
GSCO-OT	03/2020	USD	1,644	BRL	6,731	—	88,920
GSCO-OT	09/2019	USD	2,136	IDR	34,478,400	—	295,564
GSCO-OT	12/2019 - 12/2019	USD	3,883	RUB	254,900	5,636	53,069

7	INVESCO OPPENHEIMER EMERGING MARKETS LOCAL DEBT FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Forward Currency Exchange Contracts (Continued)
Counter	Settlement		Currency		Currency Sold		Unrealized	Unrealized
-party	Month(s)	Purchased (000’s)				(000’s) Appreciation Depreciation
GSCO-OT	10/2019	USD	251	TRY		1,500 $		— $	10,379
HSBC	08/2019	USD	902	IDR	13,043,000			—	22,138
JPM	08/2019	CLP	181,000	USD		266		—	8,930
JPM	08/2019	CZK	7,400	USD		323		—	3,927
JPM	08/2019	EUR	4,275	USD		4,818		—	83,648
JPM	08/2019	INR	128,300	USD		1,869		—	13,273
JPM	08/2019	MXN	1,000	USD		52		—	436
JPM	08/2019	PEN	530	USD		160		—	130
JPM	08/2019	PHP	35,200	USD		675	16,111		—
JPM	08/2019	PLN	35,023	USD		9,297		—	256,597
JPM	08/2019 - 12/2019	RUB	898,000	USD		14,084		—	30,485
JPM	08/2019	USD	2,700	BRL		11,340		—	266,444
JPM	08/2019	USD	32,834	EUR		29,045	641,643		—
JPM	08/2019 - 01/2020	USD	3,936	IDR	55,873,000		33,358		—
JPM	08/2019	USD	2,330	ILS		8,350		—	51,182
JPM	08/2019 - 02/2021	USD	5,910	RUB		383,525	49,357		—
JPM	10/2019	USD	672	TRY		4,820		—	166,079
JPM	08/2019	USD	1,529	ZAR		21,390	41,821		—
JPM	08/2019	ZAR	16,740	USD		1,168		4,903	9,012
MOS	08/2019	THB	428,748	USD		13,752	195,115		—
MOS	08/2019	USD	5,431	ZAR		80,920		—	195,919
Total Unrealized Appreciation and Depreciation							$2,464,542 $ 5,498,667

Over-the-Counter Options Written at July 31, 2019
			Number of			Notional
	Counter Exercise Expiration		Contracts			Amount Premiums
Description	-party	Price	Date	(000	's)	(000	's)	Received	Value
		BRL			BRL

BRL Currency Put[1]	GSCO-OT	4.500	12/10/19		(188)	BRL 188 $		39,104	$(6,187)
		BRL			BRL

BRL Currency Put[2]	GSCO-OT	4.500	3/27/20		(320)	BRL 320		55,808	(12,292)
		RUB			EUR

EUR Currency Call	BOA	73.200	10/23/19		(3,200)	EUR 3,200		38,206	(32,406)
		USD			EUR

EUR Currency Call	BOA	1.150	10/31/19		(15,900)	EUR 15,900		56,007	(56,007)
		RUB			EUR

EUR Currency Call	CITNA-B	73.550	10/31/19		(9,060)	EUR 9,060		117,266	(116,592)
		USD			EUR

EUR Currency Call	CITNA-B	1.155	10/3/19		(14,700)	EUR 14,700		123,849	(10,092)
		RUB			EUR

EUR Currency Call	GSCO-OT	78.507	12/16/19		(12,750)	EUR 12,750		221,648	(68,054)
		INR			EUR

EUR Currency Call	JPM	87.320	7/15/20		(8,920)	EUR 8,920		117,535	(93,527)

8	INVESCO OPPENHEIMER EMERGING MARKETS LOCAL DEBT FUND

Over-the-Counter Options Written (Continued)
				Number of		Notional
	Counter	Exercise Expiration		Contracts		Amount		Premiums
Description	-party	Price	Date	(000	’s)	(000	’s)	Received	Value
		ZAR		EUR

EUR Currency Put	JPM	15.490	10/9/19	(2,980)		EUR 2,980 $		30,991 $	(22,905)
		ZAR		EUR

EUR Currency Call	JPM	17.000	10/9/19	(2,980)		EUR 2,980		36,434	(24,618)
		USD		EUR

EUR Currency Call	JPM	1.153	8/14/19	(14,800)		EUR 14,800		62,420	(83)
		IDR		IDR

IDR Currency Put	JPM	14830.000	1/20/20	(88,368,700)		IDR 88,368,700		45,774	(57,440)
		MXN		MXN

MXN Currency Put	CITNA-B	20.650	1/9/20	(615,600)		MXN 615,600		382,040	(377,258)
		RUB		RUB

RUB Currency Put	GSCO-OT	72.000	4/8/20	(916,000)		RUB 916,000		397,201	(165,466)
				USD

S&P 500 Index Put	BOA	2355.470	2/21/20	(1)		USD 1,347		33,169	(11,329)
				USD

S&P 500 Index Put	JPM	2350.000	9/30/19	(4)		USD 8,662		26,724	(10,423)
		TRY		TRY

TRY Currency Put	GSCO-OT	6.750	1/15/20	(17,300)		TRY 17,300		120,285	(42,578)
		ZAR		ZAR

ZAR Currency Put	JPM	14.443	10/11/19	(86,135)		ZAR 86,135		103,475	(150,762)
Total Over-the-Counter Options Written						$2,007,936 $ (1,258,019)

1. Knock-out option is ineligible for exercise if at any time spot rates are greater than or equal to 3.6 BRL per 1 USD.
2. Knock-out option is ineligible for exercise if at any time spot rates are greater than or equal to 3.7 BRL per 1 USD.

Centrally Cleared Credit Default Swaps at July 31, 2019
				Notional		Premiums		Unrealized
	Buy/Sell	Fixed	Maturity	Amount		Received/	Appreciation/
Reference Asset	Protection	Rate	Date	(000	's)	(Paid)	Value (Depreciation)
Mexico
Government
International	Buy	1.000%	6/20/24	USD 2,250 $		(48,058) $	13,622 $	(34,436)
Republic Of South
Africa Government	Buy	1.000	6/20/24	USD 5,750		(253,647)	184,534	(69,113)
Total Centrally Cleared Credit Default Swaps						$(301,705) $	198,156$	(103,549)

9	INVESCO OPPENHEIMER EMERGING MARKETS LOCAL DEBT FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Centrally Cleared Interest Rate Swaps at July 31, 2019
	Pay/Receive				Notional		Premiums		Unrealized
Counter-	Floating	Floating	Fixed Maturity		Amount		Received /	Appreciation/
party	Rate	Rate	Rate	Date	(000	's)	(Paid)	Value (Depreciation)
		Three-Month ZAR
CITNA-B	Pay	JIBAR SAFEX	8.590%	1/23/28	ZAR 69,740$		— $	(46,383) $	(46,383)
					COP
CITNA-B	Pay	COOVIBR	5.200	8/1/29	6,155,000		—	10,807	10,807
DEU	Pay	JIBA3M	8.420	8/29/28	ZAR 46,000		—	278,276	278,276
		Six-Month CZK
DEU	Pay	PRIBOR PRBO	2.320	10/26/20	CZK 157,500		—	154,238	154,238
		Six-Month PLN
DEU	Pay	WIBOR WIBO	2.415	1/25/23	PLN 7,000		—	42,265	42,265
		MXN TIIE
GSCOI	Pay	BANXICO	7.410	7/12/29	MXN 31,500		—	136,492	136,492
GSCOI	Receive	WIBR6M	2.095	5/30/24	PLN 10,500		—	61,157	61,157
		MXN TIIE
GSCOI	Receive	BANXICO	7.855	7/12/20 MXN 238,500			—	(55,048)	(55,048)
		MXN TIIE
GSCOI	Pay	BANXICO	8.620	12/26/28	MXN 31,500		—	162,366	162,366
		MXN TIIE
GSCOI	Pay	BANXICO	7.200	7/27/22 MXN 385,000			—	(7,542)	(7,542)
		Three-Month
		COP IBR OIS			COP
GSCOI	Pay	Compound	6.500	11/9/28	4,900,000		—	(22,583)	(22,583)
		MXN TIIE
HSBC	Pay	BANXICO	7.210	7/17/24	MXN 53,870		—	105,658	105,658
		MXN TIIE
HSBC	Pay	BANXICO	7.565	6/28/29	MXN 31,500		—	(21,443)	(21,443)
		MXN TIIE
HSBC	Receive	BANXICO	7.990	7/9/20 MXN 235,000			—	(20,815)	(20,815)
		MXN TIIE
HSBC	Receive	BANXICO	8.600	1/18/29	MXN 35,300		—	48,858	48,858
		MXN TIIE
HSBC	Pay	BANXICO	7.950	5/1/24	MXN 50,000		—	(150,660)	(150,660)
JPM	Pay	BZDIOVRA	7.400	1/2/24	BRL 63,200		—	(11,193)	(11,193)
JPM	Pay	BZDI	8.220	7/3/23	BRL 254,100		—	264,726	264,726
					CLP
JPM	Pay	1 Time CLP TNA	2.760	6/17/24	1,726,300		—	38,568	38,568
JPM	Pay	BZDI	8.260	1/2/23	BRL 18,000		—	(2,914)	(2,914)
					CLP
JPM	Receive	1 Time CLP TNA	2.280	6/17/20	8,333,600		—	46,444	46,444
JPM	Pay	BZDIOVRA	7.060	7/1/22	BRL 424,400		—	1,127	1,127
Total Centrally Cleared Interest Rate Swaps					$		— $ 1,012,401 $ 1,012,401

Over-the-Counter Interest Rate Swaps at July 31, 2019
	Pay/Receive				Notional		Premiums		Unrealized
Counter-	Floating	Floating	Fixed Maturity		Amount		Received /	Appreciation/
party	Rate	Rate	Rate	Date	(000	's)	(Paid)	Value (Depreciation)
		Three-Month
		MYR KLIBOR
BOA	Pay	BNM	4.010%	11/10/22	MYR 5,000$		— $	164,130$	164,130

10	INVESCO OPPENHEIMER EMERGING MARKETS LOCAL DEBT FUND

Over-the-Counter Interest Rate Swaps (Continued)
	Pay/Receive				Notional		Premiums		Unrealized
Counter-	Floating	Floating	Fixed	Maturity	Amount		Received /	Appreciation/
party	Rate	Rate	Rate	Date	(000	’s)	(Paid)	Value (Depreciation)
		INR FBIL MIBOR
BOA	Receive	OIS Compound	5.670%	5/27/21	INR 715,000$		— $	4,677$	4,677
		INR FBIL MIBOR
BOA	Receive	OIS Compound	5.595	6/3/21	INR 478,000		—	50,508	50,508
CITNA-B	Pay	MOSKP3	8.320	5/30/24	RUB 125,500		—	(36,515)	(36,515)
DEU	Receive	JIBA3M	7.065	5/14/20	ZAR 760,000		—	79,317	79,317
GSCOI	Pay	MOSKP3	8.535	5/8/24	RUB 485,000		—	(35,253)	(35,253)
GSCOI	Receive	MOSKP3	8.270	5/24/24	RUB 126,000		—	20,690	20,690
GSCOI	Pay	MOSKP3	8.360	6/24/29	RUB 111,450		—	(32,082)	(32,082)
		Three-Month
		COP IBR OIS			COP
JPM	Pay	Compound	7.300	6/1/26	1,037,500		—	(951)	(951)
		Three-Month
		MYR KLIBOR
JPM	Pay	BNM	3.360	8/30/21	MYR 17,500		—	46,412	46,412
JPM	Receive	JIBA3M	8.130	1/30/30	ZAR 20,900		—	(37,756)	(37,756)
Total Over-the-Counter Interest Rate Swaps					$		— $	223,177$	223,177

Over-the-Counter Interest Rate Swaptions Written at July 31, 2019
			Pay/
			Receive
		Counter-	Floating Floating		Fixed Expiration Notional Amount					Premiums
Description		party	Rate	Rate	Rate	Date		(000	's)	Received	Value
Interest Rate				Three-
Swap maturing				Month
6/15/2020	Put	GSCOI	Pay	RUB 8.080%		6/15/20	RUB	213,700		$66,463	$(82,264)

Glossary:
Counterparty Abbreviations
BAC	Barclays Bank plc
BOA	Bank of America NA
CITNA-B	Citibank NA
DEU	Deutsche Bank AG
GSCOI	Goldman Sachs International
GSCO-OT	Goldman Sachs Bank USA
HSBC	HSBC Bank USA NA
JPM	JPMorgan Chase Bank NA
MOS	Morgan Stanley & Co. , Inc.

Currency abbreviations indicate amounts reporting in currencies
ARS	Argentine Peso
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
DOP	Dominican Republic Peso
EGP	Egyptian Pounds

11	INVESCO OPPENHEIMER EMERGING MARKETS LOCAL DEBT FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Currency abbreviations indicate amounts reporting in currencies (Continued)

EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
MXN	Mexican Nuevo Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian New Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
THB	Thailand Baht
TRY	New Turkish Lira
ZAR	South African Rand

Definitions
BADLARPP	Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days
BANXICO	Banco de Mexico
BNM	Bank Negara Malaysia
BZDI	Brazil Interbank Deposit Rate
BZDIOVRA	Brazil Ceptip DI Interbank Deposit Rate
COOVIBR	Colombia IBR Overnight Nominal Interbank Reference Rate
EUSA5	EUR Swap Annual 5 Year
FBIL	Financial Benchmarks India Private Ltd.
IBR	Indicador Bancario de Referencia
JIBA3M	South Africa Johannesburg Interbank Agreed Rate 3 Month
JIBAR SAFEX	South Africa Johannesburg Interbank Agreed Rate/Futures Exchange
KLIBOR	Kuala Lumpur Interbank Offered Rate
KOSPI200	Korean Stock Exchange Capitalization - weighted Index made up of 200 Korean Stocks.
MIBOR	Mumbai Interbank Offered Rate
MOSKP3	National Finance Assoc. Moscow Prime Offered 3 Month Rate
OIS	Overnight Index Swap
PRIBOR PRBO	Prague Interbank Offering Rate
S&P	Standard & Poor's
TIIE	Interbank Equilibrium Interest Rate
TNA	Non-Deliverable CLP Camara
WIBOR WIBO	Poland Warsaw Interbank Offer Bid Rate

12	INVESCO OPPENHEIMER EMERGING MARKETS LOCAL DEBT FUND

NOTES TO SCHEDULE OF INVESTMENTS July 31, 2019 Unaudited

Note 1 - Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices Observable Inputs		Inputs	Value
Assets Table
Investments, at Value:
Foreign Government Obligations $	— $	200,026,454$	— $	200,026,454
Corporate Bonds and Notes	—	18,709,630	—	18,709,630
Short-Term Notes	—	7,490,706	—	7,490,706
Over-the-Counter Options Purchased	—	723,338	—	723,338
Investment Company	19,448,395	—	—	19,448,395
Total Investments, at Value	19,448,395	226,950,128	—	246,398,523
Other Financial Instruments:
Swaps, at value	—	365,734	—	365,734
Centrally cleared swaps, at value	—	1,549,138	—	1,549,138
Forward currency exchange contracts	—	2,464,542	—	2,464,542
Total Assets	$19,448,395$	231,329,542$	— $	250,777,937

13	INVESCO OPPENHEIMER EMERGING MARKETS LOCAL DEBT FUND

NOTES TO SCHEDULE OF INVESTMENTS Unaudited / Continued

				Level 3—
		Level 1—	Level 2—	Significant
		Unadjusted	Other Significant	Unobservable
		Quoted Prices Observable Inputs		Inputs	Value

Liabilities Table
Other Financial Instruments:
Options written, at value	$	— $	(1,258,019) $	— $	(1,258,019)
Swaps, at value		—	(142,557)	—	(142,557)
Centrally cleared swaps, at value		—	(338,581)	—	(338,581)
Forward currency exchange contracts		—	(5,498,667)	—	(5,498,667)
Swaptions written, at value		—	(82,264)	—	(82,264)
Total Liabilities	$	— $	(7,320,088) $	— $	(7,320,088)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

14	INVESCO OPPENHEIMER EMERGING MARKETS LOCAL DEBT FUND